Derivatives (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Loss) on Derivative Instruments Designated as Hedges
The amount of pretax gain (loss) recognized in other comprehensive income (loss) related to derivative instruments designated as cash flow hedges is provided in the following table.

	Pretax Gain (Loss) Recognized in Other Comprehensive Income (Loss) on Derivative
	Three months ended September 30,		Nine months ended September 30,
(Millions)	2024	2023	2024	2023
Foreign currency forward contracts	$(15)	$—	$(13)	$—

Schedule of Location and Fair Value of Derivative Instruments
The following tables summarize the fair value of Solventum’s derivative instruments and their location in the condensed consolidated balance sheet. Notional amounts below are presented at period end foreign exchange rates.

	Gross Notional Amount		Assets			Liabilities
(Millions)			Location	Fair Value Amount		Location	Fair Value Amount
	September 30,	December 31,		September 30,	December 31,		September 30,	December 31,
	2024	2023		2024	2023		2024	2023
Derivatives designated as hedging instruments
Foreign currency forward contracts	$297	$—	Other current assets	$—	$—	Other current liabilities	$9	$—
Foreign currency forward contracts	92	—	Other assets	—	—	Other liabilities	2	—
Total derivatives designated as hedging instruments	$389	$—		$—	$—		$11	$—

Derivatives not designated as hedging instruments
Foreign currency forward contracts	$18	$—	Other current assets	$—	$—	Other current liabilities	$1	$—
Total derivatives not designated as hedging instruments	$18	$—		$—	$—		$1	$—
Total derivative instruments	$407	$—		$—	$—		$12	$—